INTANGIBLE - Intangible assets by type (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets with determined useful life
Intangible assets	R$ 8,357,639	R$ 8,741,949	R$ 9,649,789
Non-compete agreement
Intangible assets with determined useful life
Intangible assets	R$ 5,551	5,706
Non-compete agreement, 46.1%
Intangible assets with determined useful life
Average rate %	46.10%
Non-compete agreement, 5%
Intangible assets with determined useful life
Average rate %	5.00%
Research and development agreement
Intangible assets with determined useful life
Average rate %	5.40%
Intangible assets	R$ 62,086	66,272
Port concession
Intangible assets with determined useful life
Average rate %	4.30%
Intangible assets	R$ 204,584	209,506
Lease agreements
Intangible assets with determined useful life
Average rate %	16.90%
Intangible assets	R$ 25,622	29,373
Supplier agreements, 12.9%
Intangible assets with determined useful life
Average rate %	12.90%
Intangible assets	R$ 77,775	85,182
Supplier agreements, 17.6%
Intangible assets with determined useful life
Average rate %	17.60%
Intangible assets	R$ 37,276	41,250
Port service contracts
Intangible assets with determined useful life
Average rate %	4.20%
Intangible assets	R$ 624,279	639,275
Cultivars
Intangible assets with determined useful life
Average rate %	14.30%
Intangible assets	R$ 91,764	101,960
Development and implementation of systems
Intangible assets with determined useful life
Average rate %	11.20%
Intangible assets	R$ 1,256	1,392
Trademarks and patents
Intangible assets with determined useful life
Average rate %	10.00%
Intangible assets	R$ 15,106	16,627
Customer portfolio
Intangible assets with determined useful life
Average rate %	9.10%
Intangible assets	R$ 6,978,329	7,388,820
Software
Intangible assets with determined useful life
Average rate %	20.00%
Intangible assets	R$ 120,553	123,788
Others
Intangible assets with determined useful life
Average rate %	5.00%
Intangible assets	R$ 113,458	R$ 32,798